STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
6. STOCK BASED COMPENSATION

Under the terms of the Company’s employment agreement with the Chief Executive Officer, Prateek Dwivedi, Mr. Dwivedi received a grant of stock options to purchase up to 2,808,359 shares of the Company’s common stock at a price of $$0.12 per share. The Option Shares vested at the date of issuance of November 21, 2016.

Summary Stock Compensation Table

The following table sets forth the Company’s paid or accrued stock compensation expense to its officers, directors, employees and contractors.
Securities
		Stock	Non-Vested	Underlying
	Stock	Options	Stock	Non-Vested
	Awards	Awards	Awards	Stock	Total
Year ended December 31, 2014	$-	$-	$-	-	$-
Year ended December 31, 2015	$-	$-	$-	-	$-
Year ended December 31, 2016	$-	$-	$-	2,808,359	$-

A Summary of the status of the Company’s option grants as of December 31, 2016 and 2015 and the changes during the periods then ended is presented below:

			Weighted
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Term	Intrinsic
	Shares	Price	(in Years)	Value
Outstanding December 31, 2014	8,200,000	$0	7.0	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding December 31, 2015	8,200,000	$-	6.0	$-
Granted	2,808,259	$0.12	5.0	-
Exercised	(8,200,000)	$0.00001	4.0	-
Forfeited	-	-	-	-
Outstanding December 31, 2016	2,808,359	$-	5.0	$-

The weighted average fair value at the grant date for options during the years ended December 31, 2016 and 2015 was estimated using the Black-Scholes option valuation model with the following inputs:

Average expected life in years	5
Average risk-free interest rate	5.00%
Average volatility	100%
Dividend yield	0%

Risk-free interest rates for the options were taken from the Daily Federal Yield Curve Rates on the grant dates for the expected life of the options as published by the Federal Reserve. The expected volatility was based on historical data and other relevant factors such as capital structure and the nature of the Company as a development stage company.
In calculating the expected life of stock options, the Company determines the amount of time from grant date to expected contractual term date for vested options. In developing the expected life assumption, all amounts of time are weighted by the number of underlying options.

A summary of the status of the Company’s vested and non-vested option grants at December 31, 2016 and the weighted average grant date fair value is presented below:

		Weighted Average
		Grant Date	Weighted Average
		Fair Value per	Grant Date
	Shares	Share	Fair Value
Vested	2,808,359	$0.12	$73,435
Non-vested	-	0.00	$0
Total	2,808,359	$0.12	$73,435

Warrants Issued

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during 2016 and 2015:

		Weighted	Weighted Average
	Number of	Average Exercise	Term
	warrants	Price	(Years)
Warrants outstanding at December 31, 2014	-	-	-
Granted during the year	7,946,210	0.0818	4.55
Exercised during the year	-	-	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2015	7,946,210	-	-
Granted during the year	12,645,476	$0.0818	4.55
Exercised during the year	-	-	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2016	20,591,686	$0.0818	4.55

The Common stock warrants expire in the years ended December 31 as follows:

Year	Amount
2016	-
2017	-
2018	-
2019	-
2020	7,946,210
2021	12,645,476
20,591,686

In the Company’s registered public offering in June 2016, purchases of 8,086,796 common shares were issued Warrants to purchase 8,086,796 common shares. The Warrants entitle the holder to purchase the Company’s common shares at a purchase price of $0.0818 per share for up to a period of five years from the date of issuance. After six months from the date of issuance, the holders of the Warrants, at their option, may exercise their warrants using a cashless exercise. An aggregate of Warrants to purchase11,393,643 common shares were issued in the registered public offering. The value of Warrant expense recognized during the year ended December 31, 2016, was $492,111 (2015 - $ 207,784).

The Company estimates the fair value of stock-based payments using the Black-Scholes pricing model with the following inputs:

Average expected life in years	5.0
Average risk-free interest rate	5.0%
Average volatility	100%
Dividend yield	0%